PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund Investment Strategy - PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments.These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and commodities specified in the models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO’s discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models. The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund CMDT, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements, other commodity-linked derivative instruments and directly in commodities. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Under normal circumstances, the Fund will invest in commodity-linked derivative instruments and commodities that, in the aggregate, provide the Fund with notional exposure to commodities within 20% (plus or minus) of the value of the Fund's net assets. The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, as well as derivative instruments, such as forwards, options, futures contracts and swap agreements, relating to Fixed Income Instruments, equity securities or currencies. The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s market forecasts and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund's investments in Fixed Income Instruments are generally expected to consist of investment grade securities that are rated at least Baa3 by Moody’s Ratings (“Moody’s”) or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except such limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Fund’s fixed income investments, the Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. With respect to the Fund’s investment in commodities, equity securities or currencies, the Fund may invest without limitation in non-U.S. issuers and non-U.S. denominated securities or currencies. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In pursuing the Fund’s investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify sectors and securities that are undervalued, and the Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.